Investment Strategy - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Multi-Asset Fund invests in a mix of equity securities and fixed-income securities. Under normal market conditions, the Fund allocates between 50% and 75% of its total assets to equity securities. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. The Fund may invest up to 50% of its total assets in securities of foreign issuers listed foreign exchanges (excluding depositary receipts), including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 30% of its total assets in non-money market investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest up to 20% of its total assets in Rule 144A securities.
Under normal market conditions, the Multi-Asset Fund allocates between 25% and 50% of its total assets to fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, foreign corporate bonds, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money-market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities, and may include, with respect to up to 30% of the Fund’s total assets, those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify equity securities with low valuations combined with growing earnings, cash flow and/or book value. The Multi-Asset Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes. The Adviser seeks to identify fixed-income investments with favorable risk-reward characteristics. In screening for suitable investments, the Adviser considers many factors, including yield-to-maturity, credit quality, liquidity, call risk, duration risk, and capital appreciation potential.
The Adviser uses a combination of proprietary research techniques including traditional fundamental research as well as quantitative technology tools (including rules-based software-enhanced models) to analyze and interpret information relevant to security selection and to integrate the Adviser’s views on security selection, valuation and risk into portfolio construction.
The Multi-Asset Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Strategy Portfolio Concentration [Text]	The Multi-Asset Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.